Offerings - Offering: 1	Aug. 31, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) There are being registered under this Registration Statement an indeterminate amount of debt securities as may from time to time be issued at indeterminate prices, in one or more currencies, currency units or composite currencies. (2) The Registrant is relying on 457(r) under the Securities Act to defer payment of all of the registration fee. The Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.